Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Debt

Note 11. Debt

Debt consisted of the following:

	Maturities	Effective Interest Rates	June 30, 2026	December 31, 2025
Notes Payable	2031	8.0%	$777	$836
2025 Term Loan	2032	5.9%	1,732,883	2,636,755
2025 DDTL	2032	6.4%	—	23,880
Total debt			1,733,660	2,661,471
Less: Unamortized deferred financing costs			(15,523)	(28,159)
Less: Current maturities			(119)	(26,853)
Total debt, noncurrent			$1,718,018	$2,606,459

2025 Credit Agreement

The Company's debt arrangements consist of the senior secured term loans (the "2025 Term Loan"), a senior secured revolving credit facility with a borrowing capacity of $400,000 (the “2025 Revolver”), and a delayed draw term loan with commitments of $201,000 (the “2025 DDTL”). The Company may draw on the 2025 DDTL until February 26, 2027.

In February 2025, the proceeds from the 2025 Term Loan were used to repay all outstanding instruments under the Company’s prior credit facilities. As a result of the extinguishment of such debt, the Company recorded a loss on extinguishment of debt of $15,535, which is included within Interest expense, net for the six months ended June 30, 2025.

In April 2026, the Company used $946,000 of the net IPO proceeds to prepay a portion of the 2025 Term Loan. In June 2026, the Company amended the 2025 Credit Agreement to reduce the applicable interest rate margin by 25 basis points, reduce the available commitments on the 2025 DDTL from $250,000 to $201,000, and amend the prepayment schedule such that the outstanding principal amounts are due in full at maturity. Following the amendment, there were no amounts outstanding under the 2025 DDTL. The fees incurred related to the partial prepayment and subsequent amendment were not material and are included within Interest expense, net for the three and six months ended June 30, 2026. The Company recorded a loss on extinguishment of debt of $11,447, which is included within Interest expense, net for the three and six months ended June 30, 2026.

As of June 30, 2026, there was no outstanding balance on the 2025 Revolver and $3,716 letters of credit were utilized, resulting in an available borrowing capacity of $396,284 on the 2025 Revolver. As of June 30, 2026, the Company had not borrowed against the amended 2025 DDTL. As of December 31, 2025, there was no outstanding balance on the 2025 Revolver and the Company had borrowed $24,000 against the 2025 DDTL.

Commitment Fees

The Company is subject to commitment fees, payable quarterly in arrears, on the unused portion of its revolving credit commitments and the undrawn capacity on its delayed draw term loan. Commitment fees were not material for the three and six months ended June 30, 2026 and 2025, and are included within Interest expense, net in the Condensed Consolidated Statements of Operations.

Interest Rate Hedges

In April 2025, the Company entered into interest rate collar arrangements as an economic hedge to a portion of the Company’s outstanding debt. The collars have a cap rate of 5.0% and floor rates ranging from 1.9% to 2.5%. As of June 30, 2026 and December 31, 2025, the notional amount of the interest rate collars was $1,783,500 and $1,791,000, respectively. The interest rate collars terminate in December 2028.

The fair value as of June 30, 2026 was $2,162, which is included within Other assets. The fair value as of December 31, 2025 was $2,474, which is included within Other long-term liabilities. The change in fair value was $3,912 and $(5,682) for the three months ended June 30, 2026 and 2025, respectively, and $4,637 and $(5,770) for the six months ended June 30, 2026 and 2025, respectively, which is included within Interest expense, net.

Note 11. Debt

Debt consisted of the following:

	Maturities	Effective Interest Rates	December 31, 2025	December 31, 2024
Term Loan 1.0	2027	10.5%	$—	$475,521
Term Loan 2.0	2026	10.4%	—	373,780
Revolver 2.0	2026	10.4%	—	16,000
Delayed Draw Term Loan 2.0	2026	10.4%	—	172,179
Term Loan 3.0	2029	11.5%	—	629,641
Revolver 3.0	2028	11.5%	—	19,380
Delayed Draw Term Loan 3.0	2029	11.5%	—	6,544
Term Loan 4.0	2031	8.1%	—	812,963
Convertible Promissory Note	2026	10.0%	—	49,623
Notes Payable	2031	8.0%	836	946
2025 Term Loan	2032	6.7%	2,636,755	—
2025 DDTL	2032	6.4%	23,880	—
Total debt			2,661,471	2,556,577
Less: Unamortized deferred financing costs			(28,159)	(16,260)
Less: Current maturities			(26,853)	(25,559)
Total Debt, noncurrent			$2,606,459	$2,514,758

The following table of future payments reflects the contractual annual amounts due on all outstanding debt:

Year Ending December 31,	Amount
2026	$26,853
2027	26,869
2028	26,880
2029	26,891
2030	26,904
Thereafter	2,527,074
Total expected future payments	$2,661,471

2025 Credit Agreement

On February 26, 2025, the Company entered into a credit agreement (the “2025 Credit Agreement”) with the Arxis Businesses as co-borrowers. The 2025 Credit Agreement includes a senior secured term loan of $2,650,000 with a maturity date of February 26, 2032 (the “2025 Term Loan”), a senior secured revolving credit facility with a borrowing capacity of $400,000 with a maturity date of February 26, 2030 (the “2025 Revolver”), and a delayed draw term loan with commitments of $250,000 with a maturity date of February 26, 2032 (the “2025 DDTL”). The 2025 Credit Agreement includes a $65,000 letter of credit sublimit and a $100,000 swingline sublimit. The Company capitalized debt issuance costs of $38,907 in connection with the issuance.

The proceeds from the 2025 Term Loan were used to repay all outstanding instruments under the Credit Facility 1.0, Credit Facility 2.0, Credit Facility 3.0, Credit Facility 4.0, and the convertible promissory notes, as further described below (the “2025 Refinancing”).

The instruments under the 2025 Credit Agreement bear interest at SOFR or a base rate, at the Company’s election, plus an applicable margin that varies based on the Company’s consolidated first lien net leverage ratio as follows for the 2025 Term Loan and 2025 DDTL: SOFR plus 2.75% (or Base Rate plus 1.75%) if the ratio is above 4:75:1.00, or SOFR plus 2.50% (or Base Rate plus 1.50%) if the ratio is equal to or below 4.75:1.00; and for the Revolver: SOFR plus 2.00% (or Base rate plus 1.00%) if the ratio is above 5.25:1.00, SOFR plus 1.75% (or Base Rate plus 0.75%) if equal to or below 5.25:1.00 but greater than 4.75:1.00, or SOFR plus 1.50% (or Base rate plus 0.50%) if equal to or below 4.75:1.00. Interest is payable quarterly.

The Company may draw on the 2025 DDTL until February 26, 2027. The Company is subject to a commitment fee on undrawn commitments at a rate of 1.00% per annum until February 26, 2027 (or earlier termination or funding of such commitments).

The 2025 Term Loan requires quarterly principal payments of 1% per annum of the original principal balance, with the remaining balance due at maturity. The initial principal payment was due on September 30, 2025. The 2025 DDTL requires quarterly principal payments of 1% per annum commencing the first quarter post-draw, for each tranche, with the remaining balance due at maturity.

The Company is subject to a commitment fee on the unused portion of the 2025 Revolver at a rate of 0.50% per annum, payable quarterly, which steps down to 0.375% or 0.25% per annum based on the consolidated first lien net leverage ratio.

The 2025 Credit Agreement contains customary affirmative and negative covenants, including a maximum leverage ratio, customary default provisions for the acceleration of maturity upon occurrence of certain events, and provisions for optional and mandatory prepayments of the principal prior to the maturity date.

As of December 31, 2025, there was no outstanding balance on the 2025 Revolver and $4,966 letters of credits were utilized, resulting in an available borrowing capacity of $395,034 on the 2025 Revolver. As of December 31, 2025, the Company had borrowed $24,000 against the 2025 DDTL.

Credit Facility 1.0

During and prior to the year ended December 31, 2022, Arcline Engineered Polymer Topco, L.P. and its subsidiaries executed, and amended five times, a credit agreement. The credit agreement consists of a term loan of $426,200 term loan (“Term Loan 1.0”) and a revolving line of credit of up to $20,000 (“Revolver 1.0”, and collectively with Term Loan 1.0, the “Credit Facility 1.0”). Credit Facility 1.0 is secured by substantially all assets of Arcline Engineered Polymer Topco, L.P. and its subsidiaries.

In March 2023, amendment 6 to Credit Facility 1.0 converted the existing LIBOR Loans into Secured Overnight Financing Rate (“SOFR”) Loans.

In December 2023, amendment 7 increased Term Loan 1.0 by $17,964. This amendment extended the maturity of the Credit Facility 1.0 to December 31, 2027, increased the quarterly principal payment, and adjusted the leverage ratio covenant. In connection with this amendment, the Company capitalized $4,664 in financing costs and $265 in other third-party fees were expensed in the Combined Statements of Operations.

In August 2024, amendment 8 increased Term Loan 1.0 by $50,000 and the capacity on Revolver 1.0 was increased from $20,000 to $30,000. This amendment increased the quarterly principal payment from $1,110 to $1,235. In connection with this amendment, the Company capitalized $998 in financing costs.

Credit Facility 1.0 bears interest at SOFR rate plus a credit margin of 6.0% if the total leverage ratio is greater than or equal to 5.50:1.00; or 5.8% if the total leverage ratio is less than 5.50:1.00; or at the election of the Company, the applicable ABR rate plus, a margin of 5.0% if the total leverage ratio is greater than or equal to 5.50:1.00 or at 4.8% if less than 5.50:1.00. Term Loan 1.0 requires quarterly principal payments in the amount of $1,235 through maturity, with the remaining balance due at maturity.

As of December 31, 2024, there were no amounts drawn on Revolver 1.0 and the capacity available was $30,000.

Credit Facility 1.0 contains a restrictive covenant for a maximum leverage ratio, provisions for the acceleration of the maturity upon occurrence of certain events, and for optional and mandatory prepayments of the principal prior to the maturity date.

In February of 2025, the Company repaid the full amount outstanding under the Credit Facility 1.0. The Company recorded a loss on extinguishment of $7,884, which is included within Interest expense, net in the Combined Statements of Operations for the year ended December 31, 2025.

Credit Facility 2.0

During and prior to the year ended December 31, 2022, Hawkeye TopCo, L.P. and its subsidiaries executed a credit agreement which was subsequently amended three times. The credit agreement, as amended, matures on November 19, 2026 and consists of a $357,413 term loan (“Term Loan 2.0”), a delayed draw term loan with commitments of $220,000 (“DDTL 2.0”) and a revolving line of credit with a borrowing capacity of $30,000 (“Revolver 2.0” and, collectively with Term Loan 2.0 and DDTL 2.0, the “Credit Facility 2.0”). Credit Facility 2.0 is secured by substantially all assets of Hawkeye TopCo, L.P. and its subsidiaries and contains various financial and non-financial covenants.

In April 2023, amendment 4 to Credit Facility 2.0 converted the existing LIBOR Loans into SOFR Loans.

In March 2024, amendment 5 increased Term Loan 2.0 to $387,413 and paid down the total outstanding notional balance and related interest on Revolver 2.0. In connection with Credit Facility 2.0 and subsequent amendments, the Company incurred lender and other third-party fees of $2,979, which were expensed in the Combined Statements of Operations.

At each interest rate reset date, the Company can elect either SOFR or ABR plus an applicable margin for each tranche of debt. The interest rate on Credit Facility 2.0 instruments were set at SOFR plus 6.35% starting in the second quarter of 2023. Prior to the second quarter of 2023, the interest rate was set at LIBOR plus 6.25%.

Term Loan 2.0 requires quarterly principal payments of 1% per annum of the original principal balance, with the remaining balance due at maturity.

As of December 31, 2024, the outstanding balance on Revolver 2.0 was $16,000 and the capacity available was $14,000. As of December 31, 2024, the outstanding balance on DDTL 2.0 was $172,179 with an available capacity of $47,821.

In February of 2025, the Company repaid the full amount outstanding under the Credit Facility 2.0. The Company recorded a loss on extinguishment of $5,832, which is included within Interest expense, net in the Combined Statements of Operations for the year ended December 31, 2025.

Credit Facility 3.0

In connection with the Arxis Businesses Transaction, the Company assumed the credit agreement of Connector TopCo, L.P. and its subsidiaries. The credit agreement, as amended, consists of a $606,000 term loan due November 2, 2029 (“Term Loan 3.0”), a delayed draw term loan with a borrowing capacity of $159,000 due November 2, 2029 (“DDTL 3.0”) and a revolving line of credit with a borrowing capacity of $95,000 due November 2, 2028 (“Revolver 3.0”, and collectively with Term Loan 3.0 and DDTL 3.0, the “Credit Facility 3.0”). Credit Facility 3.0 is secured by substantially all the assets of Connector TopCo, L.P. and its subsidiaries and contains various financial and non-financial covenants.

Term Loan 3.0 requires principal payments of 1.0% per annum of the original principal balance, with the remaining due November 2, 2029. The interest rates are 7% plus SOFR for Term Loan 3.0 and DDTL 3.0 and 3.5% plus SOFR for Revolver 3.0.

In October 2024, amendment 2 to Credit Facility 3.0 resulted in a second term loan for $57,000. In connection with the amendment, the Company repaid $22,824 on Term Loan 3.0, $263 on DDTL 3.0 and $30,000 on Revolver 3.0. The Company capitalized deferred financing costs of $2,706 related to the amendment.

As of December 31, 2024, the outstanding balance on Revolver 3.0 was $19,380 within an available capacity of $75,620. As of December 31, 2024, the outstanding balance on the DDTL 3.0 was $6,544 with an available capacity of $152,456.

In February of 2025, the Company repaid the full amount outstanding under the Credit Facility 3.0. The Company recorded a loss on extinguishment of $1,568, which is included within Interest expense, net in the Combined Statements of Operations for the year ended December 31, 2025.

Credit Facility 4.0

In connection with the Arxis Businesses Transaction, the Company assumed the credit agreement of Ovation TopCo, L.P. and its subsidiaries, which consists of a $815,000 senior secured term loan due April 19, 2031 (“Term Loan 4.0”) and a senior secured multicurrency revolving credit facility of up to $150,000 due April 19, 2029 (the “Revolver 4.0”), including a $75,000 letter of credit sublimit and a $30,000 swingline sublimit.

Term Loan 4.0 is subject to quarterly amortization payments equal to 0.25% of the original principal amount, with the remaining principal due at maturity. As of December 31, 2024, no amounts were drawn under and there were $5,400 of letters of credit outstanding, resulting in an available capacity of $144,600 on Revolver 4.0.

The interest rates under the Term Loan 4.0 and Revolver 4.0 are based on either Term SOFR or an alternative base rate, plus an applicable margin that varies based on the Company’s consolidated first lien net leverage ratio. As of December 31, 2024, the applicable margin for Term SOFR loans was 3.5% for Term Loan 4.0 and 3.0% for Revolver 4.0.

Borrowings under Credit Facility 4.0 are guaranteed by certain subsidiaries of Ovation TopCo, L.P., and certain of the Company’s domestic subsidiaries and are secured on a first-priority basis by substantially all assets of the borrowers and guarantors, subject to customary exceptions. Credit Facility 4.0 contains customary affirmative and negative covenants, including limitations on additional indebtedness, liens, restricted payments, and asset sales, as well as financial reporting obligations. Revolver 4.0 is subject to a financial covenant requiring maintenance of a consolidated first lien net leverage ratio of no more than 7.10 to 1.00 when more than 35.0% of Revolver 4.0 is drawn (excluding letters of credit cash collateralized or backstopped). Credit Facility 4.0 also provides for incremental facilities, subject to certain leverage-based and dollar-based caps and contains customary events of default provisions.

On January 1, 2025, the Company received a contribution of $385,000, which was used to repay $385,000 of term loans outstanding under Credit Facility 4.0, see “Note 18. Related Party Transactions” for further details. In February of 2025, the Company repaid the remaining amount of borrowings outstanding under the Credit Facility 4.0. The Company recorded a loss on extinguishment of $251, which is included within Interest expense, net in the Combined Statements of Operations for the year ended December 31, 2025.

Commitment Fees

The Company is subject to commitment fees, payable quarterly in arrears, on the unused portion of its revolving credit commitments and the undrawn capacity on its delayed draw term loan. Commitment fees totaled $3,017, $570, and $331 for the years ended December 31, 2025, 2024, and 2023, respectively, and are included within Interest expense, net in the Combined Statements of Operations.

Convertible Promissory Notes

In June and August 2021, Arcline Engineered Polymer Topco, L.P. and its subsidiaries entered into unsecured loan agreements, in the amount of $30,000 and $5,000, respectively. The interest rate is 10.0% per annum and is accreted at the end of each calendar month by increasing the outstanding principal by an amount equal to such interest then due and payable. Principal and interest shall be paid in full at maturity on July 25, 2026. The total outstanding loan, at any time on or before the maturity date, may be convertible into a variable number of units of Arcline Engineered Polymer Topco, L.P. at a conversion price equal to the fair market value per unit on the date of conversion. The Company evaluated this feature under ASC 815 and determined that it is clearly and closely related and therefore was not accounted for separately. As of December 31, 2024, the amount outstanding was $49,623, which includes accrued interest in the amount of $14,623.

In February of 2025, the Company repaid the full amount outstanding under the loan agreements and extinguished the convertible promissory notes. The Company did not incur fees in connection with the settlement.

See “Note 18. Related Party Transactions” for further details.

Notes Payable

The Company assumed $972 of notes payable in the Arxis Businesses Transaction that mature on September 30, 2031. As of December 31, 2025 and 2024, the amount outstanding was $836 and $946, respectively.

Interest Rate Hedges

The Company enters into various interest rate hedge agreements as economic hedges to certain of the Company’s floating rate debt agreements, described above.

In April 2025, the Company entered into interest rate collar arrangements as an economic hedge to a portion of the Company’s outstanding debt. The collars have a cap rate of 5.0% and floor rates ranging from 1.9% to 2.5%. As of December 31, 2025, the notional amount of the interest rate collars was $1,791,000. The interest rate collars terminate in December 2028.

The fair value of the interest rate collars as of December 31, 2025 was $2,474, which is included within Other long-term liabilities on the Combined Balance Sheets. For the year ended December 31, 2025, the Company recorded a loss of $2,474, due to the change in fair value of the interest rate collars, which is included within Interest expense, net in the Combined Statements of Operations.

In March 2023, the Company entered into an interest rate cap with a cap rate of 5.5%, and a notional amount of $315,000 as of December 31, 2024. The effective date of the cap was June 30, 2023 and had a termination date of June 30, 2025. In March 2023, the Company entered into a second interest rate cap with a cap rate of 5.3% SOFR, and a notional amount of $521,648 as of December 31, 2024. The agreement had a termination date of March 31, 2025. In connection with the Arxis Businesses Transaction, the Company acquired a third interest rate cap, as amended, with a cap rate of 5.0% and a notional amount of $447,683 as of December 31, 2025 and 2024. The agreement had a termination date of February 2, 2026.

The fair value of the interest rate caps as of December 31, 2025 and 2024 was $0 and $109, which is included within Prepaid expenses and other current assets on the Combined Balance Sheets. For the years ended December 31, 2025, 2024, and 2023, the Company recorded a loss of $109, $879, and $5,442, respectively, due to the change in fair value of the interest rate caps, which is included within Interest expense, net in the Combined Statements of Operations.